KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Key Managment Personnel Compensation [Abstract]
Disclosure of transactions between related parties	Their compensation is as follows:
Remuneration of the Executive Leadership Team and Board of Directors

	Year ended 31 December
CHF in millions	2025	2024	2023
Wages, salaries and social security charges	10.7	8.4	6.2
Pension costs	1.0	0.8	0.8
Share-based compensation	18.3	6.6	6.9
Termination benefits	—	0.7	2.5
Total	30.0	16.5	16.4
The following table provides details of transactions with associates:

	31 December
CHF in millions	2025	2024	2023
Credits (charges) included in:
Revenue	0.3	0.3	0.3
Direct costs	(1.6)	(2.4)	(1.1)
Personnel expenses	—	—	—
Included in operating (loss)	(1.3)	(2.1)	(0.8)
Finance expense	—	—	—
Finance income	—	—	—
Included in net (loss)	(1.3)	(2.1)	(0.8)
Property and equipment transfers in, net	—	—	—
The following table provides details of transactions with LG related entities prior to 2025:

	December 31
CHF in millions	2025	2024	2023
Credits (charges) included in:
Revenue	—	2.8	4.3
Direct costs	—	(1.3)	(1.2)
Personnel expenses	—	(15.9)	(18.6)
Other operating expenses	—	(116.9)	(118.1)
Included in operating (loss)	—	(131.3)	(133.6)
Finance expense	—	(1.5)	(1.7)
Finance income	—	3.0	2.1
Included in net (loss)	—	(129.8)	(133.2)
Property and equipment transfers in, net	—	11.3	23.7
The following table provides details of Sunrise’s balances with associates:

	31 December
CHF in millions	2025	2024
Current receivables (a)	0.1	—
Long-term note receivables	—	—
Other non-current assets	0.2	—
Total assets	0.3	—
Accounts payable	—	—
Accrued other liabilities	—	—
Non-current related party loan	—	—
Other non-current liabilities	—	0.1
Total liabilities	—	0.1
(a) These receivables are non-interest bearing, may be cash or loan settled and are included within trade receivables, net and other current assets.
The following table provides details of Sunrise’s balances with LG related-party entities prior to 2025:

	December 31
CHF in millions	2025	2024
Current receivables (a)	—	1.8
Long-term note receivables	—	—
Other non-current assets	—	—
Total assets	—	1.8
Accounts payable	—	0.3
Accrued other liabilities	—	20.4
Non-current related party loan	—	—
Other non-current liabilities	—	—
Total liabilities	—	20.7